Derivative Financial Instruments (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 15, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Price	$ 0.0075	$ 0.0026	$ 0.0055	$ 0
Exercise Price	$ 0.0034	$ 0.0034	$ 0.0034	$ 0
Expected life (in years)	10 months 2 days	9 months 14 days	9 months 18 days
Volatility	159.00%	163.00%	165.00%
Dividend Yield	0.00%	0.00%	0.00%
Risk-free interest rate	4.65%	4.64%	4.73%
Fair Value:
Conversion feature	$ 164,000	$ 265,000	$ 112,000	$ 0
Issued 2023 [Member]
Stock Price		$ 0.0054
Exercise Price		$ 0.0034
Expected life (in years)		1 year
Volatility		162.00%
Dividend Yield		0.00%
Risk-free interest rate		4.84%
Fair Value:
Conversion feature		$ 175,000